Business acquisitions and development projects - Acquisition of New Brunswick Gas and St. Lawrence Gas Company, Inc. (Details) $ in Thousands, $ in Thousands				12 Months Ended
	Nov. 01, 2019 USD ($)	Oct. 01, 2019 USD ($)	Oct. 01, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Goodwill				$ 1,031,696	$ 954,282	$ 954,282	$ 954,282
New Brunswick Gas
Business Acquisition [Line Items]
Total purchase price		$ 256,011	$ 339,036
Working capital		8,782
Property, plant and equipment		137,668
Goodwill		56,054
Regulatory assets		94,827
Deferred income tax assets, net		0
Other assets		125
Regulatory liabilities		(2,076)
Pension and post-employment benefits		0
Deferred income tax liability, net		(38,053)
Other liabilities		(1,316)
Total net assets acquired		256,011
Cash and cash equivalents		7,248
Total net assets acquired, net of cash and cash equivalent		$ 248,763
Intangible asset, useful life				47 years
St. Lawrence Gas Company, Inc.
Business Acquisition [Line Items]
Total purchase price	$ 61,820
Working capital	3,403
Property, plant and equipment	49,936
Goodwill	20,259
Regulatory assets	3,562
Deferred income tax assets, net	1,614
Other assets	6,418
Regulatory liabilities	(10,412)
Pension and post-employment benefits	(12,376)
Deferred income tax liability, net	0
Other liabilities	(584)
Total net assets acquired	61,820
Cash and cash equivalents	1,225
Total net assets acquired, net of cash and cash equivalent	$ 60,595
Intangible asset, useful life				49 years